SEGMENTAL INFORMATION - REVENUE BY MAJOR CUSTOMERS (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) segment charter	Jun. 30, 2014 USD ($) charter
Segment Reporting [Abstract]
Number of reportable segments | segment			1
Number of charterers | charter			8	8,000
Revenue, Major Customer
Total operating revenues	$ 105,715	$ 101,587	$ 205,561	$ 189,277
Petrobras
Revenue, Major Customer
Total operating revenues	25,005	25,101	49,506	49,269
PTNR
Revenue, Major Customer
Total operating revenues	17,417	16,353	33,810	33,278
Golar LNG Limited
Revenue, Major Customer
Total operating revenues	14,705	0	24,995	0
KNPC
Revenue, Major Customer
Total operating revenues	14,097	14,097	18,899	14,716
DUSUP
Revenue, Major Customer
Total operating revenues	5,428	11,974	17,563	23,817
Pertamina
Revenue, Major Customer
Total operating revenues	9,540	9,934	18,906	19,793
BG Broup plc
Revenue, Major Customer
Total operating revenues	$ 6,401	$ 16,848	$ 18,248	$ 33,919
Revenues | Customer Concentration Risk | Petrobras
Revenue, Major Customer
Revenue from major customer (percentage)	24.00%	25.00%	24.00%	26.00%
Revenues | Customer Concentration Risk | PTNR
Revenue, Major Customer
Revenue from major customer (percentage)	16.00%	16.00%	16.00%	18.00%
Revenues | Customer Concentration Risk | Golar LNG Limited
Revenue, Major Customer
Revenue from major customer (percentage)	14.00%	0.00%	12.00%	0.00%
Revenues | Customer Concentration Risk | KNPC
Revenue, Major Customer
Revenue from major customer (percentage)	12.00%	14.00%	9.00%	8.00%
Revenues | Customer Concentration Risk | DUSUP
Revenue, Major Customer
Revenue from major customer (percentage)	5.00%	12.00%	9.00%	13.00%
Revenues | Customer Concentration Risk | Pertamina
Revenue, Major Customer
Revenue from major customer (percentage)	9.00%	10.00%	9.00%	10.00%
Revenues | Customer Concentration Risk | BG Broup plc
Revenue, Major Customer
Revenue from major customer (percentage)	6.00%	17.00%	6.00%	18.00%